Financial risk management (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 2,900	$ 4,705	$ 19,998
Restricted cash	4,078	4,082
Trade and other receivables	8,208	5,102
Derivative instruments	2,162	4,568
Metals contract liability	41,319
Loan payable		5,564
Convertible debenture		9,953
Promissory note	5,000	5,000
Government loan		3,552
RoyCap convertible debenture	14,080
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	2,900	4,705
Restricted cash	4,078	4,082
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	8,208	5,102
Derivative instruments	2,162	4,568
Metals contract liability	40,905
Loan payable		5,564
Glencore pre-payment facility	1,451	2,862
Promissory note	5,000	5,000
Government loan	4,499	4,499
Sandstorm convertible debenture		9,953
RoyCap convertible debenture	$ 8,665